INCOME TAXES (Benefit For Income Tax) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Federal
Current		$ 541,000	$ 300
Deferred
State
Current		95,000	50
Deferred
Change in valuation allowance		(636,000)	(350)
Income tax provision (benefit)